Post employment benefits - Fair value of pension assets (Details) - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Post employment benefits
Investment fund		€ 602	€ 572
Actual return on plan assets		202	238
Defined Benefit Pension Plan
Post employment benefits
Cash and cash equivalents		35	61
Investment fund		602	572
Assets		4,739	4,854
Defined Benefit Pension Plan | Level1 of Fair Value Hierarchy [Member]
Post employment benefits
Equity investments		450	471
Debt and derivative instruments:		1,140	1,042
Property		12	17
Defined Benefit Pension Plan | Level 2 of fair value hierarchy [member]
Post employment benefits
Equity investments		35	37
Debt and derivative instruments:	[1]	1,599	1,719
Property		291	313
Annuity policies		€ 575	€ 622

[1]	Includes immaterial amounts of derivative instruments.